UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                    01/25/2007
---------------------                   ----------                    ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          142
                                         -----------
Form 13F Information Table Value Total:     $184,043
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ACCENTURE LTD CLASS A          COM              G1150G111       15     420 SH       SOLE                 420      0    0
INGERSOLL RAND CL A BERMUDA    COM              G4776G101       31     800 SH       SOLE                 800      0    0
NOBLE CORP                     COM              G65422100       38     500 SH       SOLE                 500      0    0
AFLAC INCORPORATED             COM              001055102       13     295 SH       SOLE                 295      0    0
ABBOTT LABS                    COM              002824100      771   15840 SH       SOLE               15840      0    0
ADOBE SYS INC                  COM              00724F101    83768 2037657 SH       SOLE             2037657      0    0
ALLSTATE CORP                  COM              020002101       12     195 SH       SOLE                 195      0    0
ALLTEL CORP                    COM              020039103     1973   32640 SH       SOLE               32640      0    0
AMERICAN CAPITAL STRATEGIES    COM              024937104        2      50 SH       SOLE                  50      0    0
AMERICAN EXPRESS CO            COM              025816109     2753   45378 SH       SOLE               44578      0  800
AMERICAN INTL GROUP INC        COM              026874107       73    1020 SH       SOLE                1020      0    0
AMERIPRISE FINANCIAL           COM              03076C106      240    4410 SH       SOLE                4250      0  160
AMGEN INC                      COM              031162100     3267   47830 SH       SOLE               47830      0    0
ARCHER DANIELS MIDLAND CO      COM              039483102       15     500 SH       SOLE                 500      0    0
ASTRAZENECA PLC                COM              046353108       10     195 SH       SOLE                 195      0    0
BJ SERVICES COMPANY            COM              055482103        9     330 SH       SOLE                 330      0    0
BP AMOCO P L C                 SPONSORED ADR    055622104     1353   20166 SH       SOLE               20166      0    0
BP PRUDHOE BAY ROYALTY TRUS    COM              055630107      153    2000 SH       SOLE                2000      0    0
BANK OF AMERICA CORP           COM              060505104     1621   30386 SH       SOLE               30386      0    0
BIOVAIL CORP                   COM              09067J109       21    1000 SH       SOLE                1000      0    0
BLACKROCK GLOBAL FLOATING      COM              091941104     1740   90300 SH       SOLE               90300      0    0
BLACKROCK CORE BOND FUND       COM              09249E101      152   12000 SH       SOLE               12000      0    0
BLACKROCK MUNIVEST FUND        COM              09253R105      201   20200          SOLE               20200      0    0
BLACKROCK DEBT STRATEGIES F    COM              09255R103      697   94000 SH       SOLE               94000      0    0
BUCKEYE PARTNERS               COM              118230101      271    5849 SH       SOLE                5849      0    0
CHEVRON CORP                   COM              166764100      591    8051 SH       SOLE                8051      0    0
CHICAGO BRIDGE & IRON N.V.     COM              167250109     3033  110950 SH       SOLE              110950      0    0
CIENA CORP NEW                 COM              171779309     3977  143581 SH       SOLE              142153      0 1428
CISCO SYS INC                  COM              17275R102       29    1095 SH       SOLE                1095      0    0
CITIGROUP INC                  COM              172967101     2381   42762 SH       SOLE               41812      0  950
COACH INC                      COM              189754104       13     315 SH       SOLE                 315      0    0
COCA COLA CO                   COM              191216100       82    1709 SH       SOLE                1709      0    0
COLGATE PALMOLIVE CO           COM              194162103       14     220 SH       SOLE                 220      0    0
COMPUTER SCIENCE CORPORATIO    COM              205363104     2434   45630 SH       SOLE               45630      0    0
CONOCOPHILLIPS                 COM              20825C104     1695   23570 SH       SOLE               23570      0    0
D R HORTON INC                 COM              23331A109      132    5000 SH       SOLE                5000      0    0
DARDEN RESTAURANTS INC         COM              237194105      114    2850 SH       SOLE                2850      0    0
DELL INC COM                   COM              24702R101      653   26040 SH       SOLE               26040      0    0
DIAMOND OFFSHORE DRILLING      COM              25271C102       31     400 SH       SOLE                 400      0    0
DOMINION RES INC VA NEW        COM              25746U109       16     200 SH       SOLE                 200      0    0
DREYFUS STRATEGIC MUNS INC     COM              261932107      157   17000          SOLE               17000      0    0
E M C CORP MASS                COM              268648102       39    3000 SH       SOLE                3000      0    0
E*TRADE FINANCIAL CORP         COM              269246104       14     650 SH       SOLE                 650      0    0
EATON CORP                     COM              278058102       10     140 SH       SOLE                 140      0    0
EATON VANCE LTD DURATION FD    COM              27828H105     3544  198000 SH       SOLE              198000      0    0
EBAY INC                       COM              278642103     2621   87200 SH       SOLE               87200      0    0
EXELON CORP                    COM              30161N101     1646   26610 SH       SOLE               26610      0    0
EXPRESS SCRIPTS INC            COM              302182100       14     200 SH       SOLE                 200      0    0
EXXON MOBIL CORP               COM              30231G102     6592   86034 SH       SOLE               84798      0 1236
FIRST DATA CORP                COM              319963104       41    1639 SH       SOLE                1639      0    0
FISERV INC WISCONSIN           COM              337738108     2502   47730 SH       SOLE               47730      0    0
FOREST LABS INC                COM              345838106     1559   30820 SH       SOLE               30820      0    0
FORTUNE BRANDS INC             COM              349631101       11     130 SH       SOLE                 130      0    0
GENERAL ELEC CO                COM              369604103     4830  129845 SH       SOLE              128405      0 1440
GENERAL MLS INC                COM              370334104      124    2168 SH       SOLE                2168      0    0
GLAXOSMITHKLINE PLC            COM              37733W105       11     210 SH       SOLE                 210      0    0
GOOGLE INC                     COM              38259P508     2679    5820 SH       SOLE                5820      0    0
THE HERSHEY COMPANY            COM              427866108       10     215 SH       SOLE                 215      0    0
HEWLETT PACKARD CO             COM              428236103       41    1000 SH       SOLE                1000      0    0
HOME DEPOT INC                 COM              437076102     1434   35733 SH       SOLE               34433      0 1300
HONDA MOTOR CO LTD - ADR       COM              438128308       39    1000 SH       SOLE                1000      0    0
HUGOTON ROYALTY TRUST          COM              444717102       76    3100 SH       SOLE                3100      0    0
IMMUNOGEN INC                  COM              45253H101     1883  371471 SH       SOLE              371471      0    0
INTEL CORP                     COM              458140100     1593   78683 SH       SOLE               78683      0    0
INTERNATIONAL BUSINESS MACH    COM              459200101     2579   26555 SH       SOLE               26145      0  410
INVESTORS FINANCIAL SERVICE    COM              461915100       17     400 SH       SOLE                 400      0    0
IRON MTN INC PA                COM              462846106       24     600 SH       SOLE                 600      0    0
ISHARES S&P 500 INDEX FUND     COM              464287200      142    1000 SH       SOLE                1000      0    0
ISHARES RUSSELL                COM              464287689       73     900 SH       SOLE                 900      0    0
ISHARES DOW JONES              COM              464288810        6     125 SH       SOLE                 125      0    0
JPMORGAN CHASE & CO            COM              46625H100     1803   37354 SH       SOLE               37354      0    0
JOHNSON & JOHNSON              COM              478160104     2114   32031 SH       SOLE               31331      0  700
JOHNSON CONTROLS INC           COM              478366107     1696   19750 SH       SOLE               19750      0    0
KINDER MORGAN INC              COM              49455P101       14     140 SH       SOLE                 140      0    0
KINDER MORGAN MGMT             COM              49455U100      185    4069 SH       SOLE                4069      0    0
KINDERMORGAN ENERGY LP         COM              494550106      354    7410 SH       SOLE                7410      0    0
L3 COMMUNICATIONS HLDG         COM              502424104     2994   36620 SH       SOLE               36620      0    0
LEHMAN BROS HLDGS INC          COM              524908100       78    1000 SH       SOLE                1000      0    0
LONE STAR TECHNOLOGIES         COM              542312103        6     140 SH       SOLE                 140      0    0
LOWES COMPANIES                COM              548661107      105    3400 SH       SOLE                3400      0    0
MEMC ELECTRONIC MATERIAL       COM              552715104       10     265 SH       SOLE                 265      0    0
MANULIFE FINANCIAL CORP        COM              56501R106       11     330 SH       SOLE                 330      0    0
MARSH & MCLENNAN COS INC       COM              571748102      510   16650 SH       SOLE               15650      0 1000
MCGRAW HILL COMPANIES INC      COM              580645109       14     220 SH       SOLE                 220      0    0
MEDCO HEALTH SOLUTIONS         COM              58405U102      130    2439 SH       SOLE                2439      0    0
MEDTRONIC INC                  COM              585055106     2251   42091 SH       SOLE               42091      0    0
MERCK & CO INC                 COM              589331107     1281   29401 SH       SOLE               29401      0    0
MICROSOFT CORP                 COM              594918104     1203   40312 SH       SOLE               38712      0 1600
MOTOROLA INC                   COM              620076109        8     430 SH       SOLE                 430      0    0
MYLAN LABORATORIES INC         COM              628530107     2408  120720 SH       SOLE              120720      0    0
NIKE INC CL B                  COM              654106103       10     110 SH       SOLE                 110      0    0
NOKIA CORP ADR-S SHS SPONSO    COM              654902204       24    1200 SH       SOLE                1200      0    0
NORDSTROM INC                  COM              655664100        9     195 SH       SOLE                 195      0    0
OCCIDENTAL PETROLEUM CORP      COM              674599105       10     220 SH       SOLE                 220      0    0
ORACLE CORP                    COM              68389X105       10     615 SH       SOLE                 615      0    0
PPG INDS INC                   COM              693506107       64    1000 SH       SOLE                1000      0    0
PPL CORPORATION                COM              69351T106        9     265 SH       SOLE                 265      0    0
PEPSICO INC                    COM              713448108      282    4515 SH       SOLE                4515      0    0
PETROCHINA CO LTD              COM              71646E100      112     800 SH       SOLE                 800      0    0
PFIZER INC                     COM              717081103      914   35319 SH       SOLE               34149      0 1170
PLAINS ALL AMERICAN PIPELIN    COM              726503105       55    1078 SH       SOLE                1078      0    0
PROCTER & GAMBLE CO            COM              742718109      374    5820 SH       SOLE                5820      0    0
QUALCOMM INC                   COM              747525103       22     600 SH       SOLE                 600      0    0
ROCKWELL COLLINS INC           COM              774341101       14     230 SH       SOLE                 230      0    0
RYDEX ETF TRUST                COM              78355W106      142    3000 SH       SOLE                3000      0    0
SLM CORP                       COM              78442P106       11     245 SH       SOLE                 245      0    0
SPX CORPORATION                COM              784635104       97    1600 SH       SOLE                1600      0    0
ST PAUL TRAVELERS              COM              792860108        9     175 SH       SOLE                 175      0    0
SANDISK CORP                   COM              80004C101     1464   34040 SH       SOLE               34040      0    0
SCHLUMBERGER LTD               COM              806857108      146    2324 SH       SOLE                2324      0    0
SHERWIN WILLIAMS CO            COM              824348106       10     160 SH       SOLE                 160      0    0
SIMON PROPERTY GROUP INC       COM              828806109       40     400 SH       SOLE                 400      0    0
SOUTHERN CO                    COM              842587107       44    1200 SH       SOLE                1200      0    0
STAPLES INC                    COM              855030102      258    9671 SH       SOLE                9671      0    0
STATE ST CORP                  COM              857477103       67    1000 SH       SOLE                1000      0    0
STRYKER CORP                   COM              863667101      110    2000 SH       SOLE                2000      0    0
SYSCO CORP                     COM              871829107      852   23200 SH       SOLE               23200      0    0
TARGET CORP                    COM              87612E106        1      30 SH       SOLE                  30      0    0
TEVA PHARMACEUTICAL IND        COM              881624209       24     780 SH       SOLE                 780      0    0
3M CO                          COM              88579Y101      253    3251 SH       SOLE                3251      0    0
TIME WARNER INC NEW            COM              887317105       10     500 SH       SOLE                 500      0    0
TOYOTA MOTOR CORP              COM              892331307       53     400 SH       SOLE                 400      0    0
TYCO INTL LTD NEW              COM              902124106      375   12350 SH       SOLE               12350      0    0
US BANCORP DEL                 COM              902973304        9     250 SH       SOLE                 250      0    0
UNITED PARCEL SERVICE          COM              911312106      149    2000 SH       SOLE                2000      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1287   20600 SH       SOLE               20600      0    0
UNITEDHEALTH GROUP INC COM     COM              91324P102     2807   52255 SH       SOLE               52255      0    0
VALERO ENERGY NEW              COM              91913Y100        8     175 SH       SOLE                 175      0    0
VAN KAMPEN SR INCOME TRUST     COM              920961109     4457  506500 SH       SOLE              506500      0    0
VARIAN MEDICAL SYSTEMS         COM              92220P105       47    1000 SH       SOLE                1000      0    0
VENTAS INC                     COM              92276F100      126    3000 SH       SOLE                3000      0    0
VERIZON COMMUNICATIONS         COM              92343V104        1      30 SH       SOLE                  30      0    0
VORNADO REALTY TRUST           COM              929042109      109     900 SH       SOLE                 900      0    0
WACHOVIA CORP                  COM              929903102       82    1450 SH       SOLE                1450      0    0
WAL MART STORES INC            COM              931142103      819   17750 SH       SOLE               17750      0    0
WALGREEN CO                    COM              931422109     1397   30450 SH       SOLE               30450      0    0
WELLS FARGO & CO NEW COM       COM              949746101      110    3120 SH       SOLE                3120      0    0
WESTERN UNION COMPANY          COM              959802109       14     625 SH       SOLE                 625      0    0
WEYERHAEUSER CO                COM              962166104      130    1850 SH       SOLE                1250      0  600
WHOLE FOODS MARKET INC         COM              966837106       28     600 SH       SOLE                 600      0    0
WINDSTREAM CORPORATION         COM              97381W104      473   33265 SH       SOLE               33265      0    0
WYETH                          COM              983024100      235    4633 SH       SOLE                4633      0    0